Investment in life insurance contract (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investment In Life Insurance Contract Details Narrative
Change in fair value of life insurance contract	$ (5)	$ (5)	$ (4)
Carrying amount life insurance contract	$ 163	$ 158